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                                  FORM 13F-HR


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                                    FORM 13F


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/01
            Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.


Name: Lighthouse Management Partners III, L.L.C.
Address: Lighthouse Capital Partners, Inc. 500 Drake's Landing Road, Greenbrae, CA 94904

Form 13F File Number:  28-06243

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Richard D. Stubblefield, Jr.

Title:  Managing Member

Phone:  415-464-5900

Signature, Place, and Date of Signing:

/s/ Richard D. Stubblefield, Jr.
--------------------------------------------------------------------------------
[Signature]

Greenbrae, CA 94904
--------------------------------------------------------------------------------
[City, State]

October 29, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                        None

Form 13F Information Table Entry Total:                      6

Form 13F Information Table Value Total:                   $275
                                                      (thousands)

List of Other Included Managers:                          None

None

                                                   FORM 13F INFORMATION TABLE


                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
Curis Inc.                   Common      231269101            4        1,282    SH        Sole                   1,282    0       0
Interwoven Inc.              Common      46114T102          192       49,758    SH        Sole                  49,758    0       0
Vignette                     Common      926734104           19        5,260    SH        Sole                   5,260    0       0
E.piphany                    Common      26881V100           13        3,169    SH        Sole                   3,169    0       0
Netcentives Inc.             Common      64108P101            0        2,873    SH        Sole                   2,873    0       0
Sycamore Networks Inc        Common      871206108           47       13,594    SH        Sole                  13,594    0       0
                                         ---------      ---------
                                          Total Value       275

